Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 1.4%
250,000	Hilton Domestic Operating Co., Inc. 6.102% (1-Month Term SOFR+175 basis points), 11/8/2030[2,3,4]	$250,531
244,885	KFC Holding Co. 6.224% (1-Month Term SOFR+175 basis points), 3/15/2028[2,3,4]	246,109
242,439	Trans Union LLC 6.106% (1-Month Term SOFR+175 basis points), 6/24/2031[2,3,4]	242,515
231,600	Vistra Operations Co. LLC 0.000% (1-Month Term SOFR+175 basis points), 12/31/2025[2,3,4]	232,188
	Total Bank Loans
	(Cost $959,847)	971,343
	BONDS — 89.8%
	ASSET-BACKED SECURITIES — 56.4%
480,421	Allegro CLO VII Ltd. Series 2018-1A, Class AR, 5.448% (3-Month Term SOFR+113 basis points), 6/13/2031[3,4,5]	480,720
986,740	Apidos CLO Series 2015-23A, Class ARR, 5.368% (3-Month Term SOFR+105 basis points), 4/15/2033[3,4,5]	987,325
640,000	BA Credit Card Trust Series 2022-A2, Class A2, 5.000%, 4/15/2028[3]	640,614
561,845	Barings Equipment Finance LLC Series 2025-A, Class A2, 4.640%, 10/13/2028[3,5]	565,156
1,378,151	Battalion CLO Ltd. Series 2020-15A, Class A1RR, 5.302% (3-Month Term SOFR+98 basis points), 1/17/2033[3,4,5]	1,379,182
243,113	BlueMountain Fuji U.S. CLO Series 2017-2A, Class A1AR, 5.587% (3-Month Term SOFR+126.16 basis points), 10/20/2030[3,4,5]	243,244
11,617	BMW Vehicle Lease Trust Series 2023-2, Class A3, 5.990%, 9/25/2026[3]	11,638
260,000	Capital One Multi-Asset Execution Trust Series 2022-A3, Class A, 4.950%, 10/15/2027[3]	260,089
113,515	Capital One Prime Auto Receivables Trust Series 2022-2, Class A3, 3.660%, 5/17/2027[3]	113,372
1,301,568	Carlyle Global Market Strategies CLO 2015-5 Ltd. Series 2015-5A, Class A1R3, 5.425% (3-Month Term SOFR+110 basis points), 1/20/2032[3,4,5]	1,302,689
1,441,461	CarVal CLO II Ltd. Series 2019-1A, Class AR2, 5.345% (3-Month Term SOFR+102 basis points), 4/20/2032[3,4,5]	1,442,282
1,568,795	CIFC Funding Ltd. Series 2013-3RA, Class A1R, 5.319% (3-Month Term SOFR+100 basis points), 4/24/2031[3,4,5]	1,570,593

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
933,000	Citibank Credit Card Issuance Trust Series 2023-A1, Class A1, 5.230%, 12/8/2027[3]	$934,762
305,947	Citizens Auto Receivables Trust Series 2024-1, Class A3, 5.110%, 4/17/2028[3,5]	307,732
	Discover Card Execution Note Trust
220,000	Series 2022-A4, Class A, 5.030%, 10/15/2027[3]	220,069
200,000	Series 2023-A1, Class A, 4.310%, 3/15/2028[3]	200,243
710,000	Series 2021-A2, Class A2, 1.030%, 9/15/2028[3]	691,144
557,023	DLLAA Series 2023-1A, Class A3, 5.640%, 2/22/2028[3,5]	564,256
	Dryden CLO Ltd.
770,681	Series 2018-61A, Class A1R2, 5.402% (3-Month Term SOFR+108 basis points), 1/17/2032[3,4,5]	771,837
729,725	Series 2019-72A, Class ARR, 5.311% (3-Month Term SOFR+110 basis points), 5/15/2032[3,4,5]	730,966
1,000,000	Series 2019-80A, Class BRR, 5.705% (3-Month Term SOFR+150 basis points), 1/17/2033[3,4,5]	1,000,018
	Dryden Senior Loan Fund
1,000,000	Series 2013-26A, Class BR, 6.029% (3-Month Term SOFR+171.16 basis points), 4/15/2029[3,4,5]	1,001,627
962,709	Series 2016-45A, Class A1RR, 5.398% (3-Month Term SOFR+108 basis points), 10/15/2030[3,4,5]	963,361
111,432	Series 2015-41A, Class AR, 5.549% (3-Month Term SOFR+123.16 basis points), 4/15/2031[3,4,5]	111,492
1,000,000	Series 2016-43A, Class AR3, 5.395% (3-Month Term SOFR+107 basis points), 4/20/2034[3,4,5]	1,001,000
469,183	Elevation CLO Ltd. Series 2018-10A, Class AR, 5.245% (3-Month Term SOFR+92 basis points), 10/20/2031[3,4,5]	469,727
500,000	Elmwood CLO Ltd. Series 2021-3A, Class AR2, 5.558% (3-Month Term SOFR+130 basis points), 7/20/2038[3,4,5]	502,598
1,000,000	Empower CLO Ltd. Series 2023-2A, Class AR, 5.610% (3-Month Term SOFR+132 basis points), 10/15/2038[3,4,5]	1,005,361
38,164	Ford Credit Auto Owner Trust Series 2024-D, Class A2A, 4.590%, 10/15/2027[3]	38,245
	GM Financial Automobile Leasing Trust
71,026	Series 2024-2, Class A2A, 5.430%, 9/21/2026[3]	71,144
106,710	Series 2024-3, Class A2A, 4.290%, 1/20/2027[3]	106,750
646,377	Series 2024-1, Class A3, 5.090%, 3/22/2027[3]	648,529
75,000	Series 2025-2, Class A2A, 4.550%, 7/20/2027[3]	75,297

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
85,000	Series 2025-3, Class A2A, 4.190%, 10/20/2027[3]	$85,261
	GM Financial Consumer Automobile Receivables Trust
87,359	Series 2022-2, Class A3, 3.100%, 2/16/2027[3]	87,254
49,618	Series 2025-2, Class A2A, 4.400%, 2/16/2028[3]	49,703
324,863	Series 2023-2, Class A3, 4.470%, 2/16/2028[3]	325,481
115,000	Series 2025-3, Class A2A, 4.320%, 6/16/2028[3]	115,422
504,404	Series 2023-3, Class A3, 5.450%, 6/16/2028[3]	508,603
2,000,000	Golub Capital Partners Ltd. Series 2024-1A, Class AR, 5.446% (3-Month Term SOFR+112 basis points), 7/20/2035[3,4,5]	2,001,432
205,000	Harley-Davidson Motorcycle Trust Series 2024-A, Class A3, 5.370%, 3/15/2029[3]	207,286
	Honda Auto Receivables Trust
100,000	Series 2025-2, Class A2A, 4.300%, 1/18/2028[3]	100,175
356,592	Series 2023-3, Class A3, 5.410%, 2/18/2028[3]	359,296
	Hyundai Auto Lease Securitization Trust
105,000	Series 2025-B, Class A2A, 4.580%, 9/15/2027[3,5]	105,496
205,000	Series 2025-C, Class A2A, 4.370%, 1/18/2028[3,5]	206,029
	Hyundai Auto Receivables Trust
235,000	Series 2025-A, Class A2A, 4.330%, 12/15/2027[3]	235,326
236,138	Series 2023-B, Class A3, 5.480%, 4/17/2028[3]	237,918
75,000	Series 2025-B, Class A2A, 4.450%, 8/15/2028[3]	75,316
224,891	Series 2023-C, Class A3, 5.540%, 10/16/2028[3]	227,326
	John Deere Owner Trust
51,307	Series 2024-A, Class A2A, 5.190%, 2/16/2027[3]	51,351
54,286	Series 2022-C, Class A3, 5.090%, 6/15/2027[3]	54,472
70,000	Series 2025-A, Class A2A, 4.230%, 3/15/2028[3]	70,142
120,000	Series 2025-B, Class A2A, 4.280%, 7/17/2028[3]	120,570
	Kubota Credit Owner Trust
623,447	Series 2023-2A, Class A3, 5.280%, 1/18/2028[3,5]	628,894
65,000	Series 2025-2A, Class A2, 4.480%, 4/17/2028[3,5]	65,394
	LCM LP
1,040,000	Series 18A, Class BR, 6.187% (3-Month Term SOFR+186.16 basis points), 4/20/2031[3,4,5]	1,042,628
5,025	Series 14A, Class AR, 5.627% (3-Month Term SOFR+130.16 basis points), 7/20/2031[3,4,5]	5,027
	Madison Park Funding Ltd.
1,000,000	Series 2014-14A, Class BR4, 5.832% (3-Month Term SOFR+150 basis points), 10/22/2030[3,4,5]	1,001,365

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,762,784	Series 2019-35A, Class A1R, 5.577% (3-Month Term SOFR+125.16 basis points), 4/20/2032[3,4,5]	$1,766,300
	Mercedes-Benz Auto Lease Trust
52,234	Series 2023-A, Class A3, 4.740%, 1/15/2027[3]	52,264
332,000	Series 2024-A, Class A3, 5.320%, 1/18/2028[3]	336,319
191,000	Nissan Auto Lease Trust Series 2024-B, Class A2A, 5.050%, 6/15/2027[3]	191,877
1,000,000	Octagon Investment Partners 44 Ltd. Series 2019-1A, Class AR2, 5.474% (3-Month Term SOFR+115 basis points), 10/15/2034[3,4,5]	1,001,956
	OZLM Ltd.
1,000,000	Series 2017-17A, Class A2AR, 5.825% (3-Month Term SOFR+150 basis points), 7/20/2030[3,4,5]	1,000,541
1,000,000	Series 2014-6A, Class B1T, 6.322% (3-Month Term SOFR+200 basis points), 4/17/2031[3,4,5]	1,003,105
65,000	Porsche Innovative Lease Owner Trust Series 2025-1A, Class A2A, 4.600%, 12/20/2027[3,5]	65,218
301,356	Rockford Tower CLO Ltd. Series 2018-1A, Class A, 5.565% (3-Month Term SOFR+136.16 basis points), 5/20/2031[3,4,5]	301,756
	Symphony CLO Ltd.
474,167	Series 2019-21A, Class AR2, 5.218% (3-Month Term SOFR+90 basis points), 7/15/2032[3,4,5]	474,634
1,000,000	Series 2021-25A, Class A, 5.567% (3-Month Term SOFR+124.16 basis points), 4/19/2034[3,4,5]	1,001,475
	Toyota Auto Receivables Owner Trust
201,267	Series 2025-A, Class A2A, 4.480%, 11/15/2027[3]	201,568
105,000	Series 2025-B, Class A2A, 4.460%, 3/15/2028[3]	105,282
	Toyota Lease Owner Trust
146,476	Series 2024-A, Class A3, 5.250%, 4/20/2027[3,5]	147,199
880,000	Series 2024-B, Class A3, 4.210%, 9/20/2027[3,5]	882,453
65,000	USB Auto Owner Trust Series 2025-1A, Class A2, 4.510%, 6/15/2028[3,5]	65,237
760,232	Venture CLO Ltd. Series 2019-38A, Class ARR, 5.310% (3-Month Term SOFR+100 basis points), 7/30/2032[3,4,5]	758,482
300,000	Verizon Master Trust Series 2024-1, Class A1A, 5.000%, 12/20/2028[3]	300,565
155,000	Volkswagen Auto Lease Trust Series 2025-A, Class A2A, 4.430%, 12/20/2027[3]	155,825
102,543	Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A, 4.650%, 11/22/2027[3]	102,804

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Voya CLO Ltd.
40,387	Series 2017-1A, Class A1R, 5.534% (3-Month Term SOFR+121.16 basis points), 4/17/2030[3,4,5]	$40,417
61,199	Series 2017-2A, Class A1R, 5.559% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,5]	61,214
178,271	Series 2013-2A, Class A1R, 5.550% (3-Month Term SOFR+123.16 basis points), 4/25/2031[3,4,5]	178,424
1,000,000	Series 2020-3A, Class ARR, 5.575% (3-Month Term SOFR+125 basis points), 1/20/2038[3,4,5]	1,003,449
590,000	World Omni Auto Receivables Trust Series 2024-A, Class A3, 4.860%, 3/15/2029[3]	593,737
	Total Asset-Backed Securities
	(Cost $40,084,826)	40,172,330
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
715,548	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,5]	620,660
	Total Commercial Mortgage-Backed Securities
	(Cost $715,834)	620,660
	CORPORATE — 19.6%
	BASIC MATERIALS — 0.6%
250,000	PPG Industries, Inc. 1.200%, 3/15/2026[3]	246,603
200,000	Sherwin-Williams Co. 3.450%, 6/1/2027[3]	198,187
		444,790
	COMMUNICATIONS — 3.3%
200,000	Amazon.com, Inc. 1.000%, 5/12/2026[3]	196,522
200,000	AT&T, Inc. 1.700%, 3/25/2026[3]	197,678
250,000	Booking Holdings, Inc. 3.600%, 6/1/2026[3]	249,257
200,000	Comcast Corp. 3.150%, 3/1/2026[3]	199,213
250,000	eBay, Inc. 1.400%, 5/10/2026[3]	246,059
250,000	Meta Platforms, Inc. 3.500%, 8/15/2027[3]	249,015
300,000	Netflix, Inc. 4.875%, 4/15/2028	306,641

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
250,000	T-Mobile USA, Inc. 2.250%, 2/15/2026[3]	$248,068
200,000	TWDC Enterprises Corp. 1.850%, 7/30/2026	196,733
300,000	Verizon Communications, Inc. 4.125%, 3/16/2027	300,367
		2,389,553
	CONSUMER, CYCLICAL — 2.9%
200,000	7-Eleven, Inc. 0.950%, 2/10/2026[3,5]	197,492
	American Honda Finance Corp.
275,000	4.840% (SOFR+71 basis points), 1/9/2026[4]	275,317
150,000	5.050% (SOFR+92 basis points), 1/12/2026[4]	150,287
250,000	BMW U.S. Capital LLC 2.800%, 4/11/2026[3,5]	248,389
	Home Depot, Inc.
75,000	5.100%, 12/24/2025	75,165
250,000	3.000%, 4/1/2026[3]	248,750
300,000	Lowe's Cos., Inc. 3.100%, 5/3/2027[3]	295,750
250,000	Starbucks Corp. 4.850%, 2/8/2027[3]	252,558
	Toyota Motor Credit Corp.
200,000	4.450%, 5/18/2026	200,638
90,000	5.223% (SOFR Index+89 basis points), 5/18/2026[4]	90,360
		2,034,706
	CONSUMER, NON-CYCLICAL — 4.7%
300,000	AbbVie, Inc. 2.950%, 11/21/2026[3]	296,659
200,000	Amgen, Inc. 2.200%, 2/21/2027[3]	195,216
250,000	Astrazeneca Finance LLC 1.200%, 5/28/2026[3]	245,573
250,000	Bristol-Myers Squibb Co. 3.200%, 6/15/2026[3]	248,816
200,000	CVS Health Corp. 1.300%, 8/21/2027[3]	189,526
200,000	Elevance Health, Inc. 3.650%, 12/1/2027[3]	198,612

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
250,000	GE HealthCare Technologies, Inc. 5.650%, 11/15/2027[3]	$257,707
250,000	Gilead Sciences, Inc. 3.650%, 3/1/2026[3]	249,613
250,000	Haleon U.S. Capital LLC 3.375%, 3/24/2027[3]	247,517
250,000	Kroger Co. 3.500%, 2/1/2026[3]	249,186
200,000	Mondelez International, Inc. 2.625%, 3/17/2027[3]	195,926
200,000	Pfizer Investment Enterprises Pte Ltd. 4.450%, 5/19/2026[3,6]	200,426
350,000	S&P Global, Inc. 2.450%, 3/1/2027[3]	342,900
200,000	Thermo Fisher Scientific, Inc. 4.953%, 8/10/2026[3]	201,593
		3,319,270
	ENERGY — 1.0%
250,000	Enbridge, Inc. 3.700%, 7/15/2027[3,6]	248,022
200,000	MPLX LP 1.750%, 3/1/2026[3]	197,929
84,000	Sabine Pass Liquefaction LLC 5.875%, 6/30/2026[3]	84,283
165,000	TransCanada PipeLines Ltd. 4.875%, 1/15/2026[3,6]	165,030
		695,264
	FINANCIAL — 1.4%
250,000	American Tower Corp. 3.375%, 10/15/2026[3]	248,253
250,000	Crown Castle, Inc. 1.050%, 7/15/2026[3]	243,835
250,000	Digital Realty Trust LP 3.700%, 8/15/2027[3]	248,332
200,000	Intercontinental Exchange, Inc. 4.000%, 9/15/2027[3]	200,056
95,000	Mastercard, Inc. 4.697% (SOFR Index+44 basis points), 3/15/2028[4]	95,081
		1,035,557

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL — 1.1%
200,000	Caterpillar Financial Services Corp. 0.900%, 3/2/2026	$197,297
	John Deere Capital Corp.
75,000	4.570% (SOFR+44 basis points), 3/6/2026[4]	75,087
340,000	5.134% (SOFR+79 basis points), 6/8/2026[4]	341,533
140,000	Veralto Corp. 5.500%, 9/18/2026[3]	141,744
		755,661
	TECHNOLOGY — 3.7%
275,000	Advanced Micro Devices, Inc. 4.212%, 9/24/2026	276,123
200,000	Broadcom Corp. 3.875%, 1/15/2027[3,6]	199,932
250,000	Dell International LLC 4.900%, 10/1/2026[3]	251,454
250,000	Fidelity National Information Services, Inc. 1.150%, 3/1/2026[3]	246,850
250,000	Fiserv, Inc. 3.200%, 7/1/2026[3]	248,465
300,000	International Business Machines Corp. 3.300%, 5/15/2026	298,709
250,000	Microsoft Corp. 2.400%, 8/8/2026[3]	247,083
250,000	Oracle Corp. 2.650%, 7/15/2026[3]	247,127
250,000	Salesforce, Inc. 3.700%, 4/11/2028[3]	249,251
200,000	VMware LLC 1.400%, 8/15/2026[3]	195,601
200,000	Workday, Inc. 3.500%, 4/1/2027[3]	198,308
		2,658,903
	UTILITIES — 0.9%
250,000	Duke Energy Corp. 2.650%, 9/1/2026[3]	247,035
	NextEra Energy Capital Holdings, Inc.
60,000	5.107% (SOFR Index+76 basis points), 1/29/2026[4]	60,109
150,000	1.875%, 1/15/2027[3]	145,921

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
200,000	Southern Co. 5.113%, 8/1/2027	$203,453
		656,518
	Total Corporate
	(Cost $13,937,442)	13,990,222
	U.S. GOVERNMENT — 12.9%
	United States Treasury Bill
750,000	0.000%, 10/9/2025	749,324
1,000,000	0.000%, 10/16/2025	998,313
750,000	0.000%, 11/12/2025	746,507
1,500,000	0.000%, 11/18/2025	1,492,030
1,500,000	0.000%, 11/20/2025	1,491,739
1,250,000	0.000%, 12/9/2025	1,240,801
1,000,000	0.000%, 12/18/2025	991,645
750,000	0.000%, 1/13/2026	741,727
750,000	0.000%, 1/20/2026	741,178
	Total U.S. Government
	(Cost $9,193,110)	9,193,264
	Total Bonds
	(Cost $63,931,212)	63,976,476

Number of Shares
	EXCHANGE-TRADED FUNDS — 0.7%
23,982	Palmer Square CLO Senior Debt ETF[7]	486,835
	Total Exchange-Traded Funds
	(Cost $487,566)	486,835
	SHORT-TERM INVESTMENTS — 4.4%
3,155,567	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 3.94%[8]	3,155,567
	Total Short-Term Investments
	(Cost $3,155,567)	3,155,567
	TOTAL INVESTMENTS — 96.3%
	(Cost $68,534,192)	68,590,221
	Other Assets in Excess of Liabilities — 3.7%	2,616,440
	TOTAL NET ASSETS — 100.0%	$71,206,661

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

ETF –	Exchange-Traded Fund

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $32,275,832 which represents 45.33% of total net assets of the Fund.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Affiliated company.
[8]	The rate is the annualized seven-day yield at period end.